Available-for-Sale Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2016
Available-for-Sale Marketable Securities [Abstract]
Summary of available-for-sale marketable securities

	Fair Value	Amortization period (years)
Tangible Assets
Inventory	$3,472

Intangible Assets:
Customer Relationships (*)	$2,614	5.0
Non-competition agreement (**)	265	4.0
Goodwill	5,092	Infinite
Total purchase price	$11,443

(*) Customer relationships represent the underlying relationships and agreements with SPSI’s installed customer base and are amortized over the useful life of the agreements using straight-line method.

(**) Non-competition agreement is amortized over the useful life of the agreement using straight-line method.